Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Canadian tires financial services business [member]
Disclosure of associates [line items]
Country of incorporation	[1]	Canada
Nature of business	[1]	Financial Services
Ownership percentage	[1]	20.00%
Date of financial statements	[1],[2]	Sep. 30, 2022
Carrying value	[1]	$ 579	$ 549
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation	[3]	China
Nature of business	[3]	Banking
Ownership percentage	[3]	18.11%
Date of financial statements	[2],[3]	Sep. 30, 2022
Carrying value	[3]	$ 1,007	968
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation	[4]	Curacao
Nature of business	[4]	Banking
Ownership percentage	[4]	48.10%
Date of financial statements	[2],[4]	Sep. 30, 2022
Carrying value	[4]	$ 438	$ 366

[1]	Canadian Tire has an option to sell to the Bank up to an additional 29% equity interest until the end of the 10th anniversary (October 1, 2024) at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After October 1, 2024 for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.
[2]	Represents the date of the most recent financial statements. Where available, financial statements prepared by the associates’ management or other published information is used to estimate the change in the Bank’s interest since the most recent financial statements.
[3]	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s investment in Bank of Xi’an Co. Ltd was $489 as at October 31, 2022 (October 31, 2021 – $671). The market value of the investment has remained below the carrying amount. The Bank performed an impairment test as at October 31, 2022 using a value in use (“VIU”), discounted cash flow model. The Bank concluded that there is no impairment as at October 31, 2022.
[4]	The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of October 31, 2022 these reserves amounted to $67 (2021 - $60).